Derivative financial liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 110,608
Liabilities	114,039	$ 110,608
Derivative Financial Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	419	12,688
Change in fair value due to revaluation of derivative financial liabilities	(379)	(12,558)
Change in fair value due to foreign exchange	(6)	289
Liabilities	$ 34	$ 419